INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of investment in affiliated companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 517	$ 519
Lumax [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 517	$ 519